Income Taxes (Details) - Schedule of deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Provision for doubtful accounts	$ 624,905	$ 368,165
Operating loss carryforwards		456,370
Total deferred tax assets	624,905	824,535
Less: valuation allowance	(624,905)	(368,165)
Net deferred tax assets		456,370
Deferred tax liabilities
Intangible assets acquired from business combinations	504,033	676,015
Total deferred tax liabilities	$ 504,033	$ 676,015